Stockholders' Equity (Details Textual 2) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	1 Months Ended				3 Months Ended			9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2016	Dec. 31, 2015	May 31, 2014	Mar. 31, 2018	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2018	Mar. 31, 2019	Dec. 31, 2016
Employee Stock Option [Member]
Stockholders' Equity (Deficit) (Textual)
Options grant to purchase shares of common stock				693
Option issued for conversion of common stock			659				250
Option, description									The consolidated financial statements have been restated to reflect adjustments consisting of establishing derivative liabilities of $3,351, offset by a corresponding reduction of stockholders' equity (deficit) that includes reductions of $829 in accumulated deficit and $4,180 in additional paid-in-capital as of March 31, 2017. The Company uses the Black Scholes option pricing model for determining fair value of the warrants at the end of each period. As of March 31, 2018, the fair value of the derivative liabilities was $3,694.
Exercise price			$ 2.50	$ 1.25
Expected term				10 years
Option vesting, description		In September 2016, the remaining vesting was accelerated to have those Options 100% vested. In 2016, the Company issued options to purchase 125 shares of stock at a strike price of $2.50 per share to a consultant. These options vested immediately and expire on March 31, 2018. In the Company's fourth quarter of 2016, an option holder forfeited 125 options and thus, at December 31, 2016, Options on 659 shares of the Company were outstanding with an adjusted exercise price of $2.50		The Options were to vest over a three-year period as follows: 25% immediately; 25% on the first anniversary date; 25% on the second anniversary date; and 25% on the third anniversary date.
Option outstanding			1,318							659
Additional options issued			625
Incentive Stock Plan [Member]
Stockholders' Equity (Deficit) (Textual)
Share-based compensation	$ 487
Black Scholes Model [Member] | Employee Stock Option [Member]
Stockholders' Equity (Deficit) (Textual)
Stock price									$ 2.50
Expected term									10 years
Volatility									55.00%
Discount rate									0.25%
Sale of stock price per share									$ 2.50
Black Scholes Model [Member] | Minimum [Member]
Stockholders' Equity (Deficit) (Textual)
Exercise price									1.61
Stock price									$ 1.61
Expected term									4 years
Volatility									89.00%
Discount rate									1.99%
Black Scholes Model [Member] | Maximum [Member]
Stockholders' Equity (Deficit) (Textual)
Exercise price									$ 3.76
Stock price									$ 3.76
Expected term									10 years
Volatility									103.00%
Discount rate									2.65%
Non Qualified Stock Option [Member]
Stockholders' Equity (Deficit) (Textual)
Option, description									As described further in Note 12, the Company entered into a settlement agreement with a former consultant which provided for the issuance of options for 7 shares of common stock in addition to other terms. The options entitle the holders to purchase shares of common stock for $0.98 per share through November 2023
Exercise price									$ 0.98
Stock price									$ 0.98
Expected term									4 years
Volatility									148.00%
Discount rate									2.51%
Non Qualified Stock Option [Member] | Black Scholes Model [Member] | Minimum [Member]
Stockholders' Equity (Deficit) (Textual)
Exercise price									$ 2.10
Stock price									$ 2.10
Expected term									4 years
Volatility									95.00%
Discount rate									2.22%
Non Qualified Stock Option [Member] | Black Scholes Model [Member] | Maximum [Member]
Stockholders' Equity (Deficit) (Textual)
Exercise price									$ 2.60
Stock price									$ 2.60
Expected term									5 years 2 months 12 days
Volatility									105.00%
Discount rate									2.70%
Two Thousand And Thirteen Stock Incentive Plan [Member]
Stockholders' Equity (Deficit) (Textual)
Options grant to purchase shares of common stock								94	5,500
Option, description					Common stock at an exercise price set at 100% of the fair market value of the Company's stock price on the effective date of the grants.
Share-based compensation costs	$ 487
Omnibus Incentive Plan [Member]
Stockholders' Equity (Deficit) (Textual)
Options grant to purchase shares of common stock								25
Share-based compensation costs									$ 629
Modification of Awards [Member]
Stockholders' Equity (Deficit) (Textual)
Options grant to purchase shares of common stock					300	2,718
Option issued for conversion of common stock					300	2,926